Income taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Current taxes (expense )
Current taxes (expense): Hong Kong profits tax and the PRC EIT | $	$ (57,000)		$ (4,000)		$ 0
Income tax expense | $	(57,000)		(4,000)		0
Deferred tax credit / (expenses): Hong Kong and the PRC | $	147,000		(92,000)		(37,000)
Total deferred tax credit / (expense) | $	147,000		(92,000)		(37,000)
Total credit / (expense) | $	$ (90,000)		$ 96,000		$ 37,000
ZHEJIANG TIANLAN
Current taxes (expense )
Income tax expense | ¥		¥ (32)		¥ 757		¥ 28
Total deferred tax credit / (expense) | ¥		(666)		1,101		268
Total credit / (expense) | ¥		(698)		1,858		296
Current PRC EIT | ¥		(32)		757		28
Deferred tax (credit)/expense | ¥		¥ (666)		¥ 1,101		¥ 268